Operating Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Operating Expenses
27.	Operating Expenses

(1)	Operating expenses for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Employee benefit cost	￦	4,215,810	￦	4,495,885	￦	4,556,832
Depreciation		2,605,594		2,637,463		2,723,610
Depreciation of right-of-use assets		398,716		396,214		402,737
Amortization of intangible assets		603,327		622,202		683,784
Commissions		1,125,944		1,295,434		1,264,729
Interconnection charges		507,567		479,500		436,598
International interconnection fee		192,008		186,253		140,433
Purchase of inventories		3,753,792		3,656,040		3,595,345
Changes of inventories		20,491		(195,046)		(203,071)
Sales commission		2,343,375		2,353,909		2,353,318
Service cost 1		2,296,324		2,334,386		2,229,709
Utilities		364,373		368,348		544,675
Taxes and dues		268,651		276,962		250,651
Rent		123,246		160,848		167,576
Insurance premium		66,717		68,245		66,737
Installation fee		154,542		150,140		174,238
Advertising expenses		171,400		195,519		153,750
Allowance for bad debts		82,329		115,358		150,549
Card service cost		3,114,047		3,127,673		3,189,376
Loss on disposal of property and equipment		71,417		81,415		72,710
Loss on disposal of intangible assets		3,885		7,015		5,328
Loss on disposal of right-of-use assets		11,457		2,348		2,115
Loss on disposal of investments in subsidiaries		13,727		—		—
Impairment loss on property and equipment		2,115		16,094		7,871
Impairment loss on intangible assets		3,747		30,965		236,206
Donations		10,981		15,642		24,664
Other allowance for bad debts		28,066		17,551		34,112
Others		952,614		1,369,686		1,902,214

Total	￦	23,506,262	￦	24,266,049	￦	25,166,796

1	Service cost is mainly recorded by purchase of service for system implementation and contents service.

(2)	Details of employee benefit cost for the years ended December 31, 2021, 2022 and 2023, are as follows:

(in millions of Korean won)	2021		2022		2023
Salaries & Wages	￦	3,837,359	￦	4,161,874	￦	4,231,781
Post-employment benefits(Defined benefit plan)		236,831		225,404		183,026
Post-employment benefits(Defined contribution plan)		71,068		72,576		85,174
Share-based payment		47,415		16,799		15,450
Others		23,137		19,232		41,401

Total	￦	4,215,810	￦	4,495,885	￦	4,556,832